Acquisitions (Tables)	12 Months Ended
Jun. 30, 2013
Acquisition of Wentai Education [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Wentai Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in year ended June 30, 2010	4,200
- paid in year ended June 30, 2011	120,800
- other payables as of June 30, 2011	1,000
Fair value of total consideration transferred	126,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	17,170	1-10 years
Cash and cash equivalents	110,619
Other receivables	6,003
Other current assets	4,276
Property, plant and equipment, net	28,965
Deferred revenue - current	(12,802)
Other current liabilities	(12,121)
Long-term bank borrowings	(1,500)
Deferred tax liabilities	(1,812)
Total identifiable net assets	138,798
Non-controlling interests	(41,639)
Goodwill	28,841
	126,000
Net cash outflow arising on acquisition for year Ended June 30, 2011
Cash consideration paid	120,800
Cash and cash equivalents acquired	(110,619)
	10,181

Acquisition of Changsha Kindergartens [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

At
acquisition
date
RMB'000
Consideration
Cash consideration
- paid in year ended June 30, 2011	25,102
- other payables as of June 30, 2011 (Note)	698
Fair value of total consideration transferred	25,800
Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables	8,485
Other current assets	237
Property, plant and equipment, net	7,327
Other payables	(3,195)
Other current liabilities	(4,361)
Deferred tax liabilities	(280)
Total identifiable net assets	8,213
Goodwill	17,587
25,800
Net cash outflow arising on acquisition:
Cash consideration paid in fiscal 2011	25,102

Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Yuanbo Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- deposit paid in year ended June 30, 2011	4,000
- cash paid in year ended June 30, 2012	75,866
Contingent consideration payable	7,331
Less: fair value of a call option	(7,913)
Fair value of total consideration transferred	79,284

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	19,900	1-10 years
- Preferential leasing contracts	17,600	19 years
Cash and cash equivalents	50,769
Property, plant and equipment, net	8,882
Other receivables	1,210
Other payables and other current liabilities	(6,282)
Deferred tax liabilities	(4,081)
Total identifiable net assets	87,998
Non-controlling interests	(19,821)
Goodwill	11,107
Consideration	79,284
Net cash arising from acquisition:
- cash consideration paid in year ended June 30, 2012	75,866
- cash and cash equivalent acquired	(50,769)
	25,097

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2010 and July 1, 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Yuanbo Education in the Group's consolidated statements of income for the year ended June 30, 2012	34,310,588	5,094,435
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)
Supplemental pro forma for year ended June 30, 2012	163,022,321	(53,750,093)

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	7,331,002
Decrease in fair value during the year	(58,665)
Fair value as of June 30, 2012	7,272,337
Settled during the year	(7,272,337)
Fair value as of June 30, 2013	-
Fair value as of June 30, 2013 (US$)	-

Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The Company accounted for this business combination using the acquisition method of accounting. The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration	22,240
Contingent consideration payable	1,004
Fair value of total consideration transferred	23,244

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	1,100	3.75 years
- Preferential leasing contracts	9,100	15.08 years

Cash and cash equivalents	278
Other receivables	7,742
Other payables and other current liabilities	(7,708)
Property, plant and equipment, net	3,955
Deferred tax liabilities	(2,550)
Total identifiable net assets	11,917
Goodwill	11,327
Consideration	23,244

Net cash arising from acquisition:
- cash consideration paid from Noah's cash transferred	22,240
- cash and cash equivalent acquired	(278)
	21,962

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Xiaoxiao in the Group's consolidated statements of income for the year ended June 30, 2013	19,895,140	3,455,886
Supplemental pro forma for year ended June 30, 2012	211,332,417	21,518,413
Supplemental pro forma for year ended June 30, 2013	206,170,381	20,164,479

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	1,004,000
Decrease in fair value during the year	(1,004,000)

Fair value as of June 30, 2013	-

Acquisition of Kindergartens [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- paid in year ended June 30, 2013	11,500
- other payables as of June 30, 2013	500
Contingent consideration payable	2,391
Fair value of total consideration transferred	14,391

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	200	3.75 years
- Preferential leasing contracts	6,500	9.9 years

Cash and cash equivalents	4,740
Other receivables	2,611
Other payables and other current liabilities	(4,230)
Property, plant and equipment, net	1,915
Deferred tax liabilities	(1,675)
Loan	(2,000)
Total identifiable net assets	8,061
Goodwill	6,330
Consideration	14,391

Net cash arising from acquisition:
- cash consideration paid from Noah's cash transferred	11,500
- cash and cash equivalent acquired	(4,740)
	6,760

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to DDK in the Group's consolidated statements of income for the year ended June 30, 2013	9,255,721	1,150,510
Supplemental pro forma for year ended June 30, 2012	206,608,307	15,834,391
Supplemental pro forma for year ended June 30, 2013	195,530,985	17,859,103

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	2,391,000
Increase in fair value during the year	109,000
Fair value as of June 30, 2013	2,500,000

Schedule Of Business Combination Cash Consideration [Table Text Block]	Cash consideration
RMB

Paid in year ended June 30, 2013	11,500,000
Other payables as of June 30, 2013	500,000
12,000,000

Acquisition of Jiande City Noah Kindergarten [Member]
Fair Values Of Assets and Liabilities For Acquisition Of Business [Table Text Block]
The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

At
acquisition
date
RMB'000
Consideration
Cash Consideration
- cash paid in year ended June 30, 2013	1,200
- other payables in year ended June 30, 2013	300
Fair value of total consideration transferred	1,500

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	78
Other receivables	195
Other payables and other current liabilities	(214)
Property, plant and equipment, net	350
Total identifiable net assets	409
Goodwill	1,091
Consideration	1,500
Net cash arising from acquisition:
- cash consideration paid in fiscal 2013	1,200
- cash and cash equivalents	(78)
1,122

Future Results Of Operations Of Consolidated Enterprises [Table Text Block]
It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB

The amount attributable to Jiande in the Group's consolidated statements of income for the year ended June 30, 2013	382,041	(151,411)
Supplemental pro forma for year ended June 30, 2012	197,332,908	14,898,161
Supplemental pro forma for year ended June 30, 2013	186,275,242	16,708,593